Stockholders' Equity (Details - Fair value assumptions used to value its warrants using black-scholes model) - Warrants [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Expected Term [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivatives, Determination of Fair Value	5.00 years	5.00 years
Measurement Input, Price Volatility [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivatives, Determination of Fair Value	49.0% - 117%	239.0% - 251.0%
Measurement Input, Risk Free Interest Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivatives, Determination of Fair Value	3.56% - 4.29%	3.79% - 4.30%
Measurement Input, Expected Dividend Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derivatives, Determination of Fair Value